UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23954

Principal Private Credit Fund I
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2025

Date of reporting period:	September 30, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Private Credit Fund I

Semi-Annual Report

September 30, 2024

Sign up for eDelivery! Safe, secure and ready when you are, sign up for eDelivery today. Visit PrincipalAM.com
Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Table of Contents

Financial Statements	1
Notes to Financial Statements	5
Schedule of Investments	12
Financial Highlights (includes performance information)	18
Shareholder Expense Example	20
Supplemental Information	21

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statement of Assets and Liabilities
September 30, 2024 (unaudited)

Amounts in thousands, except per share amounts	Principal Private Credit Fund I(a),(b)
Investment in securities--at cost	$64,079
Assets
Investment in securities--at value	$64,295
Receivables:
Dividends and interest	497
Fund shares sold	1,124
Investment securities sold	2,603
Unrealized gain on unfunded commitments	9
Other assets	401
Prepaid expenses	39
Total Assets	68,968
Liabilities
Accrued management and investment advisory fees	61
Accrued administrative fees	5
Accrued transfer agent fees	2
Accrued directors' expenses	18
Accrued professional fees	623
Cash overdraft	2,585
Payables:
Dividends payable	1,124
Expense reimbursement to Manager	70
Investment securities purchased	2,988
Unrealized loss on unfunded commitments	2
Total Liabilities	7,478
Net Assets Applicable to Outstanding Shares	$61,490
Net Assets Consist of:
Capital shares and additional paid-in-capital	$60,563
Total distributable earnings (accumulated loss)	927
Total Net Assets	$61,490
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A: Net Assets	$10
Shares Issued and Outstanding	1
Net Asset Value per share	$10.22	(c)
Maximum Offering Price	$10.84
Class Y: Net Assets	$61,470
Shares Issued and Outstanding	6,002
Net Asset Value per share	$10.24
Institutional: Net Assets	$10
Shares Issued and Outstanding	1
Net Asset Value per share	$10.23

(a)	Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)	The Fund is registered as a closed-end investment company under the Investment Company Act of 1940. See Organization in Notes to Financial Statements.
(c)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.	1

Statement of Operations
Period Ended September 30, 2024 (unaudited)

Amounts in thousands	Principal Private Credit Fund I(a),(b)
Net Investment Income (Loss)
Income:
Dividends	$167
Interest	1,689
Total Income	1,856
Expenses:
Management and investment advisory fees	213
Administrative fees - Class Y	17
Registration fees - Class A	6
Registration fees - Class Y	13
Registration fees - Institutional	6
Transfer agent fees - Class A	2
Transfer agent fees - Class Y	9
Transfer agent fees - Institutional	2
Custodian fees	2
Directors' expenses	96
Professional fees	136
Other expenses	8
Total Gross Expenses	510
Less: Reimbursement from Manager - Class A	8
Less: Reimbursement from Manager - Class Y	134
Less: Reimbursement from Manager - Institutional	9
Total Net Expenses	359
Net Investment Income (Loss)	1,497
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions	21
Net change in unrealized appreciation/(depreciation) of:
Investments	137
Net Realized and Unrealized Gain (Loss) on investments	158
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,655

(a)	Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through September 30, 2024. See Organization in Notes to Financial Statements.

See accompanying notes.	2

Statement of Changes in Net Assets
(unaudited)

Amounts in thousands	Principal Private Credit Fund I(a)

Period Ended September 30, 2024(b)
Operations
Net investment income (loss)	$1,497
Net realized gain (loss) on investments	21
Net change in unrealized appreciation/(depreciation) of investments	137
Net Increase (Decrease) in Net Assets Resulting from Operations	1,655
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(1,424)
Total Dividends and Distributions	(1,424)
Capital Share Transactions
Net increase (decrease) in capital share transactions	19,424
Total Increase (Decrease) in Net Assets	19,655
Net Assets
Beginning of period	41,835
End of period	$61,490

	Class A	Class Y	Institutional
Capital Share Transactions:
Period Ended September 30, 2024
Dollars:
Sold	$–	$18,000	$–
Reinvested	–	1,424	–
Net Increase (Decrease)	$–	$19,424	$–
Shares:
Sold	–	1,751	–
Reinvested	–	139	–
Redeemed	–	–	–
Net Increase (Decrease)	–	1,890	–
Dividends and Distributions to Shareholders:
Period Ended September 30, 2024
From net investment income and net realized gain on investments	$–	$(1,424)	$–
Total Dividends and Distributions	$–	$(1,424)	$–

(a)	Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through September 30, 2024. See Organization in Notes to Financial Statements.

See accompanying notes.	3

Statement of Cash Flows
Period Ended September 30, 2024 (unaudited)

Amounts in thousands	Principal Private Credit Fund I(a)(b)
Cash Flows from Operating Activities:
Net increase in net assets from operations	$1,655
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(19,346)
Proceeds from sale of investment securities	2,872
Net sales or (purchases) of short term securities	(6,425)
Net accretion of bond discounts and amortization of premiums	(40)
Change in unrealized (appreciation) depreciation on investments	(137)
Net realized (gain) loss from investments	(21)
(Increase) decrease in dividends and interest receivable	24
(Increase) decrease in fund shares sold	(1,124)
(Increase) decrease in investment securities sold	(2,603)
(Increase) decrease in unrealized gain on unfunded commitments	(9)
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager	299
Increase (decrease) in dividends payable	1,124
Increase (decrease) in investment securities purchased	2,988
Increase (decrease) in unrealized loss on unfunded commitments	2
Net cash used in operating activities	(20,741)
Cash Flows from Financing Activities:
Proceeds from shares sold	18,000
Net cash provided by financing activities	18,000
Net decrease in cash	(2,741)
Cash and foreign currency:
Beginning of period	$156
End of period	$(2,585)
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$1,424

(a)	Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through September 30, 2024. See Organization in Notes to Financial Statements.
(b)	Consolidated financial statement; see “Basis for Consolidation” in Notes to Financial Statements.

See accompanying notes.	4

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

1.	Organization

Principal Private Credit Fund I (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware limited liability company on December 1, 2023, but converted itself to a Delaware statutory trust on April 12, 2024. As a statutory trust, the Fund operates pursuant to an Agreement and Declaration of Trust and is governed by the State of Delaware. The U.S. Securities and Exchange Commission declared the Fund’s registration statement on Form N-2 effective on June 3, 2024. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional Class. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s investment advisor.

The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the “Board”), and investors should not rely on any expectation of repurchase offers being made in excess of 5%. Investors should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.

Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.

The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Fund has not provided financial support and is not contractually required to provide financial support to any investee.

All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

2.	Significant Accounting Policies (continued)

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions and paydowns. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. As of September 30, 2024, the Fund had accumulated net investment income of $610,000 included in total distributable earnings on the statement of assets and liabilities which is attributed to the period prior to June 3, 2024. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Basis for Consolidation. The Fund may invest up to 25% of its total net assets in a wholly-owned domestic subsidiary, Principal Private Credit Fund I (Corp Blocker), LLC (the “Domestic Subsidiary”). The Fund is the sole shareholder of the Domestic Subsidiary, and shares of the Domestic Subsidiary will not be sold or offered to other investors. To the extent that the Fund invests in the Domestic Subsidiary, it will be subject to the particular risks associated with the Domestic Subsidiary's investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Domestic Subsidiary is to allow the Fund to gain exposure to equity assets within the limitations of federal tax laws applicable to regulated investment companies.

The Domestic Subsidiary has elected to be treated as a C-corporation for federal income tax purposes. The Domestic Subsidiary files federal and state tax returns. All income and losses are included on the Domestic Subsidiary tax return.

The Fund's investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Domestic Subsidiary. The consolidated financial statements for the Fund include the accounts of the Fund and its Domestic Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At September 30, 2024, the net assets of the Domestic Subsidiary were $20,000 which represent 0.03% of the Fund's consolidated net assets.

Federal Income Taxes. As of June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, no provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders from June 3, 2024 onward.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended September 30, 2024, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time. The Domestic Subsidiary may be subject to taxes. For the current period, there was no tax liability associated with the Domestic Subsidiary.

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.

3.	Operating Policies

Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Registered investment companies and other managed portfolios may be considered affiliated if they have a common investment advisor, so a registered investment company may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended September 30, 2024, the Fund did not engage in cross trades.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Rebates. Subject to best execution, the Fund may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included as a component of realized gain from investment transactions in the statement of operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Funding Rate (“SOFR”), or a similar reference rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of September 30, 2024, the Fund had unfunded loan commitments as follows (amounts in thousands):

	Unfunded Loan Commitment	Net Unrealized Gain/(Loss)
Principal Private Credit Fund I	$2,245	$7

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

4.	Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.

●  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.

●  Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-held entities, or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

4.	Fair Valuation (continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s securities carried at fair value (amounts in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal Private Credit Fund I
Bonds*	$—	$2,614	$—	$2,614
Common Stocks
Technology	—	—	20	20
Investment Companies*	11,162	—	—	11,162
Senior Floating Rate Interests*	—	9,396	41,103	50,499
Total investments in securities	$11,162	$12,010	$41,123	$64,295

*	For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

Fund	Asset Type	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Input Valuations (weighted average)*		Impact to valuation if input had increased
Principal Private Credit Fund I
	Senior Floating Rate Interests	$41,103	Discounted Cash Flow	Discount Rate	4.8%-8.4% (6.2)%		Decrease
	Common Stock	20	Market Comparables	EV/LTM Revenue	8.8	x	Increase
				Movement of Median Multiples	50%		Increase
	Total	$41,123

*	Unobservable inputs were weighted by the relative fair value of the instruments

For the period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through September 30, 2024, the changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

Fund	Value as of June 2, 2024	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/ (Loss)	Purchases	Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3**	Value as of September 30, 2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at September 30, 2024
Principal Private Credit Fund I
Senior Floating Rate Interests	$36,461	$81	$191	$11,263	$(6,893)	$—	$—	$41,103	$249
Common Stock	—	—	—	20	—	—	—	20	—
Total	$36,461	$81	$191	11,283	$(6,893)	$—	$—	$41,123	$249

*	Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1.	Securities where trading has been halted

2.	Securities that have certain restrictions on trading

3.	Instances in which a security is not priced by a pricing service

**	Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1.	Securities where trading resumes

2.	Securities where trading restrictions have expired

3.	Instances in which a price becomes available from a pricing service

5.	Management Agreement and Transactions with Affiliates

Management Services. The Manager, subject to the supervision of the Board, is responsible for the investment management of the Fund. The Manager serves as investment advisor to the Fund pursuant to a management agreement and administration agreement (collectively “Investment Advisory Agreements”). The Manager is responsible for providing continuous supervision of the investment portfolio of the Fund as well as certain administrative functions to the Fund.

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

5.	Management Agreement and Transactions with Affiliates (continued)

For the services provided to the Fund under the Investment Advisory Agreements, the Fund pays the Manager fees based on a percentage of the Fund’s average daily net assets. From time to time, the Manager may waive all or a portion of its fee. The management fee is 1.25% and the administration fee is 0.10% on all assets (expressed as a percentage of average daily net assets).

The Manager has contractually agreed to limit the Fund's expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. It is expected that the expense limits will continue through July 31, 2025; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the expense limits prior to July 31, 2025. The operating expense limits are as follows:

Share Class	Operating Expense Limit	Expiration
Class A	2.60%	July 31, 2025
Class Y	2.10	July 31, 2025
Institutional	2.30	July 31, 2025

Subject to applicable expense limits, the Fund may reimburse the Manager for expenses incurred during the current fiscal year and the previous two fiscal years. All organizational expenses of the Fund will be borne by the Fund.

Incentive Fee. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to the greater of (x) 1.50% per quarter (or an annualized rate of 6.00%), or (y) the sum of the current three-month forward-looking term SOFR (i.e., as published two-business days prior to the commencement of the applicable quarter), divided by four, plus 0.75% per quarter (the “Hurdle Rate”), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” is defined as: (i) fund-level book interest income, dividend income, and payment-in-kind income (and not including amortization/accretion or income generated from original issue discounts), minus (ii) the Fund’s operating expense (which, for this purpose, shall include interest payments on fund borrowings as well as other credit facility expenses, and shall not include any distributions and/or shareholder servicing fees, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, litigation, and other extraordinary expense, any class-level specific expenses, or Incentive Fee) for the quarter. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated using the quarter-to-date average net assets for the relevant fiscal quarter.

The Hurdle Rate will be determined at the beginning of each applicable quarter and will remain the same throughout that quarter. In the event that SOFR is discontinued, ceases to be published during a given period, or is otherwise unavailable, 1.50% will be used as the Hurdle Rate for the applicable quarter. The “catch-up” provision is intended to provide the Manager with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches a percentage determined based upon the current Hurdle Rate for the applicable quarter. For the period from June 3, 2024 to September 30, 2024, the Fund did not earn incentive fees.

Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.

Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the period ended September 30, 2024, the Fund’s CCO expenses were less than $500.

Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2024, there were no sales charges retained by the Distributor.

Affiliated Ownership. As of September 30, 2024, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):

	Class A	Class Y	Institutional
Principal Private Credit Fund I	1	6,002	1

Notes to Financial Statements
Principal Private Credit Fund I
September 30, 2024 (unaudited)

6.	Investment Transactions

For the period ended September 30, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Fund were as follows (amounts in thousands):

	Purchases	Sales
Principal Private Credit Fund I	$19,346	$2,872

7.	Repurchase Offers

The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.

The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.

If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.

During the period ended September 30, 2024, the Fund completed no quarterly repurchase offers.

8.	Federal Tax Information

Distributions to Shareholders. The federal income tax character of the distribution paid for the period ended September 30, 2024, was as follows (amounts in thousands):

Ordinary Income
September 30, 2024
Principal Private Credit Fund I	$1,424

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Federal Income Tax Basis. As of September 30, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Cost for Federal Income Tax Purposes
Principal Private Credit Fund I	$254	$(92)	$162	$64,140

9.	Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Consolidated Schedule of Investments

Principal Private Credit Fund I

September 30, 2024 (unaudited)

INVESTMENT COMPANIES - 18.15%	Shares Held	Value (000's)
Money Market Funds - 18.15%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 4.86%(a)	11,161,771	$11,162
TOTAL INVESTMENT COMPANIES		$11,162

COMMON STOCKS - 0.03%	Shares Held	Value (000's)
Enterprise Software & Services - 0.03%
Douglas Top Parent, LLC. (b),(c),(d)	19,712	$20
TOTAL COMMON STOCKS		$20
BONDS - 4.24%	Principal Amount (000's)	Value (000's)
Automobile Parts & Equipment - 0.42%
Dana Inc
5.38%, 11/15/2027	$260	$258
Diversified Financial Services - 0.41%
Credit Acceptance Corp
9.25%, 12/15/2028(e)	115	123
OneMain Finance Corp
3.50%, 01/15/2027	135	129
		$252
Entertainment - 0.43%
Caesars Entertainment Inc
4.63%, 10/15/2029(e)	280	267
Food - 0.46%
B&G Foods Inc
8.00%, 09/15/2028(e)	245	256
Post Holdings Inc
5.50%, 12/15/2029(e)	25	25
		$281
Home Builders - 0.42%
Forestar Group Inc
5.00%, 03/01/2028(e)	265	258
Media - 0.22%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029(e)	140	135
Oil & Gas - 0.41%
Ascent Resources Utica Holdings LLC / ARU Finance Corp
7.00%, 11/01/2026(e)	255	255
Packaging & Containers - 0.21%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029(e)	130	131
Pharmaceuticals - 0.41%
AdaptHealth LLC
6.13%, 08/01/2028(e)	255	255
Pipelines - 0.40%
Venture Global LNG Inc
9.50%, 02/01/2029(e)	220	248
REITs - 0.44%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
4.75%, 06/15/2029(e)	275	269
Retail - 0.01%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029(e)	5	5
TOTAL BONDS		$2,614

SENIOR FLOATING RATE INTERESTS - 82.12%	Principal Amount (000's)	Value (000's)
Advertising - 2.10%
Finn Partners Inc Term Loan
11.98%, 07/01/2026(c),(f)	$1,294	$1,291
CME Term Secured Overnight Financing Rate 3 Month + 6.65%
Airlines - 0.86%
WestJet Loyalty LP Term Loan B
9.08%, 01/31/2031(f)	535	529
CME Term Secured Overnight Financing Rate 3 Month + 3.75%
Automobile Parts & Equipment - 3.00%
B'laster Holdings LLC Term Loan
10.55%, 10/25/2029(c),(f)	1,165	1,168
CME Term Secured Overnight Financing Rate 6 Month + 5.25%
M&D Midco Inc Term Loan
11.21%, 08/31/2028(c),(f)	673	677
CME Term Secured Overnight Financing Rate 3 Month + 6.15%
		$1,845
Chemicals - 0.81%
Advancion Holdings LLC Term Loan B
8.76%, 11/24/2027(f)	500	497
CME Term Secured Overnight Financing Rate 1 Month + 4.00%
Commercial Services - 12.48%
Certified Collision Group, Inc. Term Loan
10.33%, 05/17/2027(c),(f)	907	912
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
O6 Environmental, LLC Term Loan
11.38%, 06/30/2027(c),(f)	343	346
CME Term Secured Overnight Financing Rate 3 Month + 6.15%
O6 Environmental, LLC Delayed Draw Term Loan
11.43%, 06/30/2027(c),(f)	252	255
CME Term Secured Overnight Financing Rate 3 Month + 6.15%
Rotolo Consultants Inc. Term Loan
12.30%, 01/15/2029(c),(f)	1,297	1,272
CME Term Secured Overnight Financing Rate 3 Month + 7.21%
12.30%, 01/15/2029(c),(f)	259	258
CME Term Secured Overnight Financing Rate 3 Month + 7.21%
Ruppert Landscape, LLC Term Loan
10.24%, 12/01/2028(c),(f)	625	627
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
Ruppert Landscape, LLC Delayed Draw Term Loan
10.33%, 12/01/2028(c),(f)	151	152
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
Sales Performance International, LLC Term Loan
11.35%, 08/24/2028(f)	1,718	1,691
CME Term Secured Overnight Financing Rate 3 Month + 6.75%
11.35%, 08/24/2028(f)	1,061	1,045
CME Term Secured Overnight Financing Rate 3 Month + 6.75%
Sales Performance International, LLC Revolver
11.35%, 08/24/2028(f)	240	237
CME Term Secured Overnight Financing Rate 3 Month + 6.75%
Wolverine Seller Holdings, LLC Term Loan
10.29%, 01/17/2030(c),(f)	882	880
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
		$7,675
Consumer Products - 0.76%
Kronos Acquisition Holdings Inc Term Loan B
9.32%, 06/27/2031(f)	500	468
CME Term Secured Overnight Financing Rate 1 Month + 4.00%
Distribution & Wholesale - 1.70%
HEF Safety Ultimate Holdings, LLC Term Loan
11.08%, 11/19/2029(c),(f)	1,052	1,047
CME Term Secured Overnight Financing Rate 3 Month + 5.75%

See accompanying notes.	12

Consolidated Schedule of Investments

Principal Private Credit Fund I

September 30, 2024 (unaudited)

SENIOR FLOATING RATE INTERESTS (continued)	Principal Amount (000’s)	Value (000’s)
Diversified Financial Services - 6.06%
Avolon TLB Borrower 1 US LLC Term Loan B6
0.00%, 06/22/2028(f),(g)	$500	$501
CME Term Secured Overnight Financing Rate 1 Month + 2.00%
Ninjatrader Group LLC Term Loan
12.31%, 12/18/2026(c),(f)	1,086	1,086
CME Term Secured Overnight Financing Rate 3 Month + 6.90%
Obra Capital, Inc Term Loan
12.53%, 06/21/2029(c),(f)	2,190	2,140
CME Term Secured Overnight Financing Rate 1 Month + 7.61%
		$3,727
Electric - 2.10%
TPS Intermediate, LLC Term Loan
10.83%, 06/09/2027(c),(f)	1,293	1,290
CME Term Secured Overnight Financing Rate 3 Month + 5.90%
Electrical Components & Equipment - 0.76%
Energizer Holdings Inc Term Loan B
0.00%, 12/22/2027(f),(g)	470	470
CME Term Secured Overnight Financing Rate 1 Month + 2.00%
Electronics - 5.28%
AEP Passion Intermediate Holdings Inc Term Loan
11.74%, 10/05/2027(c),(f)	341	328
CME Term Secured Overnight Financing Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC Term Loan
10.56%, 07/22/2027(c),(f)	1,553	1,549
CME Term Secured Overnight Financing Rate 3 Month + 5.25%
Thames Technology Holdings, Inc. Term Loan
11.57%, 09/03/2029(c),(f)	1,386	1,371
CME Term Secured Overnight Financing Rate 3 Month + 6.25%
		$3,248
Enterprise Software & Services - 1.90%
Douglas Holdings, Inc. Term Loan
5.62%, PIK 5.40%, 08/27/2030(c),(f),(h)	1,182	1,163
CME Term Secured Overnight Financing Rate 1 Month + 5.75%
Douglas Holdings, Inc. Synthetic PIK Delayed Draw Term Loan
10.38%, PIK 0.00%, 08/27/2030(c),(f),(h)	6	6
CME Term Secured Overnight Financing Rate 3 Month + 5.75%
		$1,169
Environmental Control - 1.80%
Gold Medal Holdings Inc Term Loan
11.08%, 03/17/2027(c),(f)	1,091	1,107
CME Term Secured Overnight Financing Rate 3 Month + 5.75%
Food - 9.42%
Cornhusker Buyer, Inc. Term Loan
11.48%, 10/31/2028(c),(f)	776	778
CME Term Secured Overnight Financing Rate 3 Month + 6.15%
Costanzo's Bakery, LLC Term Loan
10.61%, 06/18/2027(c),(f)	792	799
CME Term Secured Overnight Financing Rate 3 Month + 5.90%
Fiesta Purchaser Inc Term Loan B
0.00%, 01/31/2031(f),(g)	499	499
CME Term Secured Overnight Financing Rate 1 Month + 4.00%
Hill Country Dairies, Inc. Revolver
8.99%, 08/01/2030(c),(f)	21	21
CME Term Secured Overnight Financing Rate 3 Month + 4.75%
Hill Country Dairies, Inc. Term Loan
10.00%, 08/01/2030(c),(f)	1,553	1,535
CME Term Secured Overnight Financing Rate 3 Month + 4.75%
KNPC Holdco, LLC Term Loan
10.77%, 10/22/2029(c),(f)	1,280	1,296
CME Term Secured Overnight Financing Rate 6 Month + 5.60%
12.02%, 10/22/2029(c),(f)	208	210
CME Term Secured Overnight Financing Rate 6 Month + 6.75%
Maldives Acquisition, LLC Term Loan
11.26%, 07/15/2028(c),(f)	669	661
CME Term Secured Overnight Financing Rate 3 Month + 6.15%
		$5,799
Healthcare - Services - 8.18%
IPC Pain Acquisition LLC Term Loan
11.39%, 05/19/2027(c),(f)	201	201
CME Term Secured Overnight Financing Rate 1 Month + 6.11%
KL Charlie Acquisition Corp Term Loan
12.18%, 12/30/2026(c),(f)	737	728
CME Term Secured Overnight Financing Rate 3 Month + 6.85%
KL Charlie Acquisition Corp Delayed Draw Term Loan
12.18%, 12/30/2026(c),(f)	1,087	1,072
CME Term Secured Overnight Financing Rate 3 Month + 6.85%
LifePoint Health Inc Term Loan B
8.96%, 11/16/2028(f)	499	498
CME Term Secured Overnight Financing Rate 3 Month + 4.75%
North Haven USHC Acquisition, Inc. Term Loan
10.38%, 10/30/2025(c),(f)	712	712
CME Term Secured Overnight Financing Rate 3 Month + 5.10%
Pediatric Home Respiratory Services, LLC Term Loan
11.80%, 12/04/2025(c),(f)	860	854
CME Term Secured Overnight Financing Rate 6 Month + 6.50%
SDG MGMT Company, LLC Term Loan
10.92%, 07/03/2028(c),(f)	728	738
CME Term Secured Overnight Financing Rate 3 Month + 5.60%
11.44%, 07/03/2028(c),(f)	218	220
CME Term Secured Overnight Financing Rate 3 Month + 6.10%
		$5,023
Household Products & Wares - 2.86%
TCI Buyer LLC Term Loan
11.23%, 04/13/2028(c),(f)	1,775	1,759
CME Term Secured Overnight Financing Rate 1 Month + 6.35%
Insurance - 2.76%
Acrisure LLC Term Loan B6
0.00%, 11/06/2030(f),(g)	499	493
CME Term Secured Overnight Financing Rate 3 Month + 3.25%

See accompanying notes.	13

Consolidated Schedule of Investments

Principal Private Credit Fund I

September 30, 2024 (unaudited)

SENIOR FLOATING RATE INTERESTS (continued)	Principal Amount (000’s)	Value (000’s)
Insurance (continued)
Keystone Agency Investors, LLC Term Loan
10.36%, 05/03/2027(c),(f)	$792	$796
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
10.36%, 05/03/2027(c),(f)	410	410
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
		$1,699
Iron & Steel - 0.81%
TMS International Corp/DE Term Loan B6
0.00%, 03/02/2030(f),(g)	499	498
CME Term Secured Overnight Financing Rate 1 Month + 3.75%
Lodging - 0.81%
Fertitta Entertainment LLC/NV Term Loan B
8.53%, 01/27/2029(f)	499	497
CME Term Secured Overnight Financing Rate 1 Month + 3.75%
Media - 0.78%
Directv Financing LLC Tern Loan Extended
10.62%, 08/02/2029(f)	488	479
CME Term Secured Overnight Financing Rate 1 Month + 5.25%
Packaging & Containers - 3.60%
Flexpak Investment Corp Term Loan
10.05%, 07/30/2027(c),(f)	282	280
CME Term Secured Overnight Financing Rate 1 Month + 4.85%
Keg Logistics LLC Term Loan
11.50%, 11/23/2027(c),(f)	1,941	1,930
CME Term Secured Overnight Financing Rate 3 Month + 6.40%
		$2,210
Pharmaceuticals - 1.00%
KL Moon Acquisition, LLC Term Loan
10.25%, 02/01/2029(c),(f)	627	613
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
Retail - 0.81%
IRB Holding Corp Term Loan B
0.00%, 12/15/2027(f),(g)	499	498
CME Term Secured Overnight Financing Rate 1 Month + 2.75%
Software - 11.48%
Alta Buyer LLC Term Loan
10.36%, 12/21/2027(c),(f)	1,019	1,015
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
Alta Buyer LLC Delayed Draw Term Loan
10.36%, 12/21/2027(c),(f)	275	274
CME Term Secured Overnight Financing Rate 3 Month + 5.00%
CEV Multimedia, LLC Term Loan
11.63%, 12/27/2027(c),(f)	243	241
CME Term Secured Overnight Financing Rate 1 Month + 6.35%
Cleartelligence, LLC Term Loan
11.33%, 07/10/2029(c),(f)	2,479	2,450
CME Term Secured Overnight Financing Rate 3 Month + 6.00%
Cloud Software Group Inc Term Loan B
9.33%, 03/30/2029(f)	499	496
CME Term Secured Overnight Financing Rate 3 Month + 4.00%
ES Ventures, LLC Term Loan
11.33%, 12/13/2028(c),(f)	1,037	1,044
CME Term Secured Overnight Financing Rate 3 Month + 6.00%
11.33%, 12/13/2028(c),(f)	698	704
CME Term Secured Overnight Financing Rate 3 Month + 6.00%
Moonraker AcquisitionCo LLC Term Loan
11.28%, 08/04/2028(c),(f)	841	837
CME Term Secured Overnight Financing Rate 1 Month + 6.90%
		$7,061
TOTAL SENIOR FLOATING RATE INTERESTS		$50,499
Total Investments		$64,295
Other Assets and Liabilities - (4.54)%		(2,805)
TOTAL NET ASSETS - 100.00%		$61,490

(a)	1-day yield shown is as of period end.

(b)	Non-income producing security

(c)	The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

(d)	Restricted Security. Please see Restricted Securities sub-schedule for additional information.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,227 or 3.62% of net assets.

(f)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

(g)	This Senior Floating Rate Note will settle after September 30, 2024, at which time the interest rate will be determined.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary
Sector	Percent
Consumer, Non-cyclical	35.57%
Money Market Funds	18.15%
Technology	13.40%
Industrial	11.65%
Financial	9.67%
Consumer, Cyclical	8.46%
Communications	3.10%
Utilities	2.10%
Basic Materials	1.62%
Energy	0.82%
Other Assets and Liabilities	(4.54)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	14

Consolidated Schedule of Investments

Principal Private Credit Fund I

September 30, 2024 (unaudited)

Restricted Securities
Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Douglas Top Parent, LLC.	08/27/2024	$20	$20	0.03%
Total			$20	0.03%

Amounts in thousands.

See accompanying notes.	15

Glossary to the Schedule of Investments

September 30, 2024 (unaudited)

Currency Abbreviations

USD/$	United States Dollar

See accompanying notes.	16

(This page intentionally left blank)

Financial Highlights

(unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL PRIVATE CREDIT FUND I (c),(d)
Class A shares
September 30, 2024(e)	$10.16	$0.28	$10.20	$10.48	($0.26)	($0.26)	$10.22
Class Y shares
September 30, 2024(e)	10.16	0.30	10.20	10.50	(0.26)	(0.26)	10.24
Institutional shares
September 30, 2024(e)	10.16	0.29	10.20	10.49	(0.26)	(0.26)	10.23

See accompanying notes.	18

Financial Highlights (Continued)

(unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
3.14	%(f),(g)	$10	2.60	%(h),(i)	8.32	%(h)	19.8	%(h)
3.24	(f)	61,470	2.10	(h),(i)	8.78	(h)	19.8	(h)
3.14	(f)	10	2.30	(h),(i)	8.63	(h)	19.8	(h)

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.

(c)	Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through September 30, 2024. See Organization in Notes to Financial Statements.
(d)	Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

(e)	Period from June 3, 2024, date operations commenced, through September 30, 2024.

(f)	Total return amounts have not been annualized.

(g)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(h)	Computed on an annualized basis.

(i)	Reflects Manager's contractual expense limit.

See accompanying notes.	19

Shareholder Expense Example

Principal Private Credit Fund I

September 30, 2024 (unaudited)

As a shareholder of Principal Private Credit Fund I, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Private Credit Fund I and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 3, 2024 to September 30, 2024, unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value June 3, 2024	Ending Account Value September 30, 2024	Expenses Paid During Period June 3, 2024 to September 30, 2024(a)	Beginning Account Value June 3, 2024	Ending Account Value September 30, 2024	Expenses Paid During Period June 3, 2024 to September 30, 2024(a)	Annualized Expense Ratio
Principal Private Credit Fund I
Class A	$1,000.00	$1,031.41	$8.61	$1,000.00	$1,012.03	$13.11	2.60%
Class Y	1,000.00	1,032.35	6.96	1,000.00	1,014.54	10.61	2.10
Institutional	1,000.00	1,031.36	7.62	1,000.00	1,013.54	11.61	2.30

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 3, 2024, to August 31, 2024), multiplied by 120/365 (to reflect the period since inception).

20

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

Approval of Management Agreement

April 15, 2024 Meeting – Initial Approval

At a meeting held on April 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Principal Private Credit Fund I (the “Fund”) considered the approval of the proposed Management Agreement between Principal Global Investors, LLC (the “Manager”) and the Fund (the “Management Agreement”).

In connection with the Board’s consideration of the Management Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Manager; (ii) a description of the Manager’s investment management and other personnel; (iii) an overview of the Manager’s operations; (iv) a comparison of the Fund’s proposed management fee and estimated overall expenses with those of comparable funds; (v) the anticipated level of profitability from the Manager’s fund-related operations; (vi) the Manager’s compliance policies and procedures, business continuity and information security and (vii) information regarding the performance record of other investment products managed by the Manager with investment strategies similar to those of the Fund.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Manager. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Management Agreement included, among others, the following:

Nature, Extent and Quality of Service. In considering the nature, extent and quality of services to be provided by the Manager under the Management Agreement, including accounting and administrative services as applicable, the Board reviewed materials provided by the Manager, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Fund and their background and experience; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Manager, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Board considered the experience and skills of senior management that would lead the Fund’s operations, the experience and skills of the personnel that would perform the functions under the Management Agreement and the resources that would be made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.

The Board concluded that appropriate resources were provided under the Management Agreement, that the Manager had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Management Agreement and that the nature, overall quality and extent of the services to be provided by the Manager to the Fund were anticipated to be satisfactory and reliable.

Performance. The Board considered, among other data, the historical performance information for certain products managed by the Manager with investment strategies similar to those of the Fund The Board noted that it expected the Manager to obtain an acceptable level of investment returns for the Fund’s shareholders.

Fees and Expenses. The Board considered the Fund’s proposed management fee and estimated annual operating expenses as compared to those for a peer group comprised of comparable funds identified by the Manager. The Board considered that the Fund’s proposed management fee was lower than the peer group’s average and the Fund’s estimated operating expenses were greater than the peer group average. The Board took into account that the Manager had agreed to reimburse expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to limit total level operating expenses to 2.60% on Class A shares, 2.30% on Institutional Class shares, and 2.10% on Class Y shares. The Board also took into account the Manager’s discussion of the Fund’s proposed fee structure and estimated operating expenses. The Board concluded that the proposed management fee was not unreasonable.

Profitability. The Board considered the anticipated profitability of the Manager with respect to the Fund and whether the anticipated profits were reasonable in light of the services provided by the Manager to the Fund. The Board considered that the Manager does not anticipate that the total profits, if any, from its relationship with the Fund will be excessive. The Board concluded that the Manager’s anticipated profitability, if any, from its relationship with the Fund will not be excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that at the projected asset levels for the initial term of the Management Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

21

Other Benefits. The Board considered the character and amount of other incidental benefits to be received by the Manager and its affiliates from their relationships with the Fund. The Board noted that, other than the Fund’s proposed administration agreement with the Manager and the Manager’s receipt of loan administration fees, the Manager believed it would not receive any incidental benefits from its relationship with the Fund. The Board concluded that the incidental benefits to be received by the Manager and its affiliates from their relationships with the Fund were appropriate.

Conclusion. The Board, having requested and received such information from the Manager as it believed reasonably necessary to evaluate the terms of the Management Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that the approval of the Management Agreement for an initial term was in the best interests of the Fund and its prospective shareholders.

In considering the approval of the Management Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Board Member may have weighed each factor differently.

September 20, 2024 Meeting - Renewal

At a meeting held on September 20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Principal Private Credit Fund I (the “Fund”) considered the approval of the renewal of the Management Agreement between Principal Global Investors, LLC (the “Manager”) and the Fund (the “Management Agreement”).

In connection with the Board’s consideration of the Management Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Manager; (ii) a description of the Manager’s investment management and other personnel; (iii) an overview of the Manager’s operations and financial condition; (iv) a comparison of the Fund’s management fee and overall expenses with those of comparable funds; (v) the level of profitability from the Manager’s fund-related operations; (vi) the Manager’s compliance policies and procedures, including policies and procedures for business continuity and information security and (vii) information regarding the performance record of the Fund as compared to other comparable funds.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Manager. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Management Agreement included, among others, the following:

Nature, Extent and Quality of Service. In considering the nature, extent and quality of services to be provided by the Manager with respect to the Fund under the Management Agreement, including accounting and administrative services as applicable, the Board reviewed materials provided by the Manager, including: a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of the Manager; information regarding risk management processes and liquidity management; a description of the Manager’s brokerage practices (including any soft dollar arrangements); the compliance policies and procedures of the Manager, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Board considered the experience and skills of senior management that would lead the Fund’s operations, the experience and skills of the personnel that would perform the functions under the Management Agreement and the resources that would be made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.

The Board concluded that appropriate resources were provided under the Management Agreement, that the Manager had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Management Agreement and that the nature, overall quality and extent of the services provided by the Manager to the Fund were satisfactory and reliable.

Performance. The Board considered, among other performance data, that the Fund outperformed its benchmark index for the since inception period ended June 30, 2024. Noting that the Fund had only recently commenced operations, the Board also considered that the Manager provided the historical performance information for a custom peer group of funds in the Meeting materials. The Board concluded that the Fund’s since-inception performance was satisfactory and that the Fund was expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. The Board reviewed the management fee and net expense ratio for the Fund as compared to those for a peer group comprised of comparable funds identified by the Manager. The Board considered that the Fund’s management fee and net expense ratio were lower than the peer group’s average. The Board took into account that the Manager had agreed to reimburse expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to limit total operating expenses to 2.60% on Class A shares, 2.30% on Institutional Class shares, and 2.10% on Class Y shares. The Board concluded that the Fund’s management fee was not unreasonable.

22

Profitability. The Board considered the anticipated profitability of the Manager with respect to the Fund and whether the anticipated profits were reasonable in light of the services provided by the Manager. The Board considered that the Fund had only recently commenced operations and that the Manager does not anticipate that the total profits, if any, from its relationship with the Fund will be excessive. The Board concluded that the Manager’s anticipated profitability, if any, from its relationship with the Fund will not be excessive.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any such economies of scale. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that at the Fund’s current asset levels, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Fund. The Board noted that, other than the Fund’s administration agreement with the Manager and the Manager’s receipt of loan administration fees, the Manager believed it would not receive any incidental benefits from its relationship with the Fund. The Board concluded that the incidental benefits received by the Manager and its affiliates from their relationships with the Fund were appropriate.

Conclusion. The Board, having requested and received such information from the Manager as it believed reasonably necessary to evaluate the terms of the Management Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that the approval of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Management Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Board Member may have weighed each factor differently.

23

FUND BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Private Credit Fund I and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.

Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. The Board elects officers to supervise the day-to-day operations of the Fund Complex.

INDEPENDENT BOARD MEMBERS

Name, Position Held with the Fund Complex, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Board Member	Other Directorships Held by Board Member During Past 5 Years
Danielle E. Davis Board Member since 2024 1981 Member, Audit Committee Chair, Nominating and Governance Committee	Head of Corporate Development and Strategy, Chainalysis (blockchain data company) since 2022 Managing Director and Chief M&A Counsel, S&P Global (formerly, HIS Markit) (financial information company) (2018-2022)	2	None
Shane C. Goodwin Board Member since 2024 1968 Chair, Audit Committee Member, Nominating and Governance Committee	Associate Dean & Professor, Cox School of Business at Southern Methodist University since 2018 Managing Director, The Center for Global Enterprise (research and analytics) (2017-2023)	2	None
James E. Stueve Lead Independent Board Member since 2024 Board Member since 2024 1964 Member, Audit Committee Member, Nominating and Governance Committee	Owner, Stueve Insights LLC (consulting services) since 2018 Executive Vice President, AIG Financial Distributors (2019-2023)	2	Angel Oak Funds Trust (6) (2018-2019)

INTERESTED BOARD MEMBERS

Name, Position Held with the Fund Complex, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Board Member	Other Directorships Held by Board Member During Past 5 Years
Barbara Wenig	Principal Financial Group*	2	None
Chair and Board Member since 2024 Chief Executive Officer and President (since 2024) 1972	Executive Managing Director – Global Head of Operations and Services – Principal Asset ManagementSM since 2021
	Neuberger Berman
	Head of Client Platform (2018-2021)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA 50392.

24

FUND COMPLEX OFFICERS

Name, Position Held with the Fund Complex, Address, and Year of Birth	Principal Occupation(s) During past 5 years
George Djurasovic	Principal Financial Group*
Vice President and General Counsel Des Moines, IA 50392 1971	Vice President and General Counsel – Principal Asset ManagementSM since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib	Principal Financial Group*
Assistant Tax Counsel Des Moines, IA 50392 1963	Counsel since 2021
Transamerica
Tax Counsel (2016-2021)
Beth Graff	Principal Financial Group*
Vice President and Assistant Controller Des Moines, IA 50392 1968	Senior Director – Fund Accounting since 2024 Director – Fund Accounting (2016-2024)
Gina L. Graham	Principal Financial Group*
Treasurer Des Moines, IA 50392 1965	Vice President and Treasurer since 2016
Megan Hoffmann	Principal Financial Group*
Vice President and Controller Des Moines, IA 50392 1979	Senior Director – Fund Administration since 2024 Director – Accounting (2020-2024) Assistant Director – Accounting (2017-2020)
Laura B. Latham	Principal Financial Group*
Counsel and Assistant Secretary Des Moines, IA 50392 1986	Assistant Counsel and Assistant Secretary– Fund Complex (2018-2023) Counsel since 2018
Diane K. Nelson	Principal Financial Group*
AML Officer Des Moines, IA 50392 1965	Director– Compliance since 2024 Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks	Principal Financial Group*
Vice President and Assistant Controller Des Moines, IA 50392 1983	Senior Director – Fund Tax 2024 Director – Accounting (2019–2024)
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack	Principal Financial Group*
Counsel and Assistant Secretary Des Moines, IA 50392 1987	Assistant Counsel and Assistant Secretary – Fund Complex (2022-2023) Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Sara L. Reece	Principal Financial Group*
Vice President and Chief Operating Officer Des Moines, IA 50392 1975	Vice President and Controller – Fund Complex (2016-2021) Managing Director – Global Funds Ops since 2021 Director - Accounting (2015-2021)

25

Name, Position Held with the Fund Complex, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Teri R. Root	Principal Financial Group*
Chief Compliance Officer Des Moines, IA 50392 1979	Chief Compliance Officer – Funds since 2018 Vice President since 2015
Michael Scholten	Principal Financial Group*
Chief Financial Officer Des Moines, IA 50392 1979	Assistant Vice President and Actuary since 2021 Chief Financial Officer – Funds/Platforms (2015- 2021)
Adam U. Shaikh	Principal Financial Group*
Vice President and Assistant General Counsel, and Assistant Secretary Des Moines, IA 50392 1972	Assistant Counsel – Fund Complex (2006-2023) Associate General Counsel since 2024 Assistant General Counsel (2018-2024)
John L. Sullivan	Principal Financial Group*
Counsel and Assistant Secretary Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary – Fund Complex (2019-2023) Assistant General Counsel since 2023 Counsel (2019 – 2023)
Dan L. Westholm	Principal Financial Group*
Assistant Treasurer Des Moines, IA 50392 1966	Assistant Vice President-Treasury since 2013
Beth C. Wilson	Principal Financial Group*
Vice President and Secretary Des Moines, IA 50392 1956	Director and Secretary – Funds since 2007
Jared A. Yepsen	Principal Financial Group*
Assistant Tax Counsel Des Moines, IA 50392 1981	Assistant General Counsel since 2023 Counsel (2015 – 2023)

*	The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board Member's / Fund Complex Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested Board Member and Fund Complex Officers.

The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee’s nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to the Fund Secretary, in care of the Fund, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://brandassets.principal.com/m/62ba87c8c68bda08/ original/Principal-Private-Credit-Fund-Nominating-Governance-Committee-Charter.pdf. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Funds as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.

26

Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated June 3, 2024 (and as supplemented). These documents may be obtained free of charge by writing Principal Private Credit Fund I, P.O. Box 219971, Kansas City, MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/IntervalProspectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

27

(This page intentionally left blank)

(This page intentionally left blank)

Principal Funds Distributor, Inc.

711 High Street

Des Moines, IA 50392-6370

Do not use this address for business correspondence

PrincipalAM.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Private Credit Fund I. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

Principal®, Principal Financial Group®, and Principal and the logomark design are registered trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.

© 2024 Principal Financial Services, Inc. | INF104SAR-0 | 11/2024 | 3803508

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable.

(b) Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Private Credit Fund I

By	/s/ Barbara Wenig
Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/15/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Barbara Wenig
Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/15/24

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	11/15/24